General information	18 Months Ended
Oct. 31, 2018
General information [Abstract]
General information

General information
Micro Focus International plc (“Company”) is a public limited Company incorporated and domiciled in the UK. The address of its registered office is, The Lawn, 22-30 Old Bath Road, Newbury, RG14 1QN, UK. Micro Focus International plc and its subsidiaries (together “Group”) provide innovative software to clients around the world enabling them to dramatically improve the business value of their enterprise applications. As at October 31, 2018, the Group had a presence in 49 countries (2017: 40; 2016: 39) worldwide and employed approximately 14,800 people (2017: 4,800; 2016: 4,200).

On September 1, 2017, Micro focus International plc successfully completed the merger of its wholly owned subsidiary with Seattle SpinCo, Inc., which holds the software business segment ("HPE Software") of Hewlett Packard Enterprise Company ("HPE").

The Company is listed on the London Stock Exchange and its American Depositary Shares are listed on the New York Stock Exchange.

The Company has changed its financial period-end from April 30, to October 31, and reports eighteen-month financial statements running from May 1, 2017 to October 31, 2018.

The Group consolidated financial statements were authorized for issuance by the board of directors on February 20, 2019.